Biological Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Beginning Balance	$ 149,617	$ 10,436
Add: Purchased cannabis plants	308,324	521,949
Change in fair value less costs to sell due to biological transformation	486,354	541,352
Transferred to inventory upon harvest	(1,226,565)	(924,120)
Allocation of operational overhead	438,859
Ending Balance	$ 156,589	$ 149,617